Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Emerging Markets Value Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 2.8%
Banco do Brasil SA	5,759	$23,582
JBS SA	4,778	33,516
Natura & Co. Holding SA(a)	6,910	12,649
Petroleo Brasileiro SA - Petrobras	7,648	44,007
Vale SA	11,403	103,872
		217,626
Chile — 0.6%
Cencosud SA	5,308	18,268
Empresas CMPC SA	5,036	8,037
Empresas Copec SA	1,384	9,508
Enel Americas SA	58,875	5,490
Enel Chile SA	119,670	8,676
		49,979
China — 30.0%
AAC Technologies Holdings Inc.	1,500	6,937
Agricultural Bank of China Ltd., Class A	8,000	6,132
Agricultural Bank of China Ltd., Class H	90,000	57,667
Alibaba Group Holding Ltd.	24,100	343,131
Anhui Conch Cement Co. Ltd., Class H	5,000	12,993
Anhui Gujing Distillery Co. Ltd., Class B	1,100	15,945
Autohome Inc., ADR	546	13,388
Baidu Inc., Class A(a)	17,950	184,241
Bank of China Ltd., Class H	260,000	150,646
Bank of Communications Co. Ltd., Class A	11,400	12,002
Bank of Communications Co. Ltd., Class H	35,000	30,551
Beijing Enterprises Holdings Ltd.	3,000	12,570
Beijing Enterprises Water Group Ltd.	20,000	6,577
BYD Electronic International Co. Ltd.	1,500	5,918
China CITIC Bank Corp. Ltd., Class H	35,000	30,810
China Coal Energy Co. Ltd., Class H	10,000	11,193
China Communications Services Corp. Ltd., Class H	10,000	5,744
China Construction Bank Corp., Class H	337,000	301,304
China Everbright Bank Co. Ltd., Class H	25,000	11,559
China Feihe Ltd.(b)	27,000	20,867
China Galaxy Securities Co. Ltd., Class H	7,000	6,730
China Gas Holdings Ltd.	17,000	15,478
China Hongqiao Group Ltd.	10,000	17,770
China Life Insurance Co. Ltd., Class H	29,000	58,718
China Longyuan Power Group Corp. Ltd., Class H	11,000	9,102
China Mengniu Dairy Co. Ltd.	10,000	22,345
China Merchants Port Holdings Co. Ltd.	8,000	15,467
China Minsheng Banking Corp. Ltd., Class A	11,500	6,929
China Minsheng Banking Corp. Ltd., Class H	22,500	11,552
China National Building Material Co. Ltd., Class H	10,000	4,449
China Pacific Insurance Group Co. Ltd., Class H	13,400	41,631
China Petroleum & Chemical Corp., Class H	68,000	36,621
China Railway Group Ltd., Class A	9,500	7,350
China Railway Group Ltd., Class H	25,000	11,243
China Resources Pharmaceutical Group Ltd.(b)	7,500	4,919
China Resources Power Holdings Co. Ltd.	6,000	15,566
China State Construction Engineering Corp. Ltd., Class A	14,000	11,002
China State Construction International Holdings Ltd.	12,000	16,879
China Tower Corp. Ltd., Class H(b)	17,400	25,766
China United Network Communications Ltd., Class A	13,500	10,010
China Vanke Co. Ltd., Class A(a)	2,000	1,836
CITIC Ltd.	19,000	23,896
Cosco Shipping Holdings Co. Ltd., Class A	4,300	9,761
Cosco Shipping Holdings Co. Ltd., Class H	12,500	21,516
CRRC Corp. Ltd., Class H	25,000	15,976
Fosun International Ltd.	33,000	19,258
Security	Shares	Value
China (continued)
Great Wall Motor Co. Ltd., Class H	12,500	$19,290
Guotai Haitong Securities Co. Ltd., Class H(b)	6,800	9,592
Hengan International Group Co. Ltd.	2,500	6,752
Huaneng Power International Inc., Class H	12,000	7,578
Huayu Automotive Systems Co. Ltd., Class A	2,000	5,005
Industrial & Commercial Bank of China Ltd., Class A	6,600	6,464
Industrial & Commercial Bank of China Ltd., Class H	228,000	165,362
Industrial Bank Co. Ltd., Class A	3,200	10,027
Jiangsu Expressway Co. Ltd., Class H	4,000	5,092
Jiangxi Copper Co. Ltd., Class H	5,000	8,821
KE Holdings Inc., ADR	819	15,119
Lenovo Group Ltd.	30,000	34,249
New China Life Insurance Co. Ltd., Class H	3,500	14,234
Orient Overseas International Ltd.	500	8,595
People's Insurance Co. Group of China Ltd. (The), Class H	31,000	20,221
PetroChina Co. Ltd., Class H	42,000	35,149
Ping An Insurance Group Co. of China Ltd., Class H	23,500	137,254
Postal Savings Bank of China Co. Ltd., Class H(b)	45,000	29,180
SAIC Motor Corp. Ltd., Class A	2,700	6,049
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	10,000	7,155
Shanghai Pudong Development Bank Co. Ltd., Class A	5,500	9,382
Sinopharm Group Co. Ltd., Class H	5,600	13,500
Vipshop Holdings Ltd., ADR	1,907	26,297
Weichai Power Co. Ltd., Class H	10,000	19,471
Wens Foodstuff Group Co. Ltd., Class A	2,400	5,529
Xinyi Solar Holdings Ltd.	32,000	9,607
Zhejiang Expressway Co. Ltd., Class H	2,000	1,582
Zhongsheng Group Holdings Ltd.	5,500	8,252
ZTE Corp., Class H	3,400	9,486
		2,336,239
Egypt — 0.1%
Eastern Co. SAE	13,272	8,895
Greece — 0.7%
Alpha Services and Holdings SA	9,153	29,373
Jumbo SA	321	10,431
Piraeus Financial Holdings SA	1,862	12,404
		52,208
Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	1,476	12,763
Richter Gedeon Nyrt	795	23,130
		35,893
India — 15.9%
Aurobindo Pharma Ltd.(a)	1,284	17,242
Bajaj Auto Ltd.	163	16,405
Bank of Baroda	5,206	15,208
Bharat Petroleum Corp. Ltd.	3,198	11,920
Canara Bank	12,793	17,186
Cipla Ltd.	1,280	21,955
Coal India Ltd.	2,324	10,805
DLF Ltd.	948	8,853
Dr Reddy's Laboratories Ltd.	2,828	41,421
Eicher Motors Ltd.	288	17,975
GAIL India Ltd.	4,457	9,905
HCL Technologies Ltd.	3,489	66,784
Hero MotoCorp Ltd.	277	13,958
Hindalco Industries Ltd.	3,519	26,109
Hindustan Petroleum Corp. Ltd.	2,694	12,962
Indian Oil Corp. Ltd.	5,824	9,676
Indus Towers Ltd.(a)	6,321	28,405
IndusInd Bank Ltd.	725	6,931

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Info Edge India Ltd.	1,641	$27,408
Infosys Ltd.	10,569	193,146
Jindal Steel & Power Ltd.	903	10,038
JSW Steel Ltd.	1,032	12,021
Lupin Ltd.	625	14,332
Mahindra & Mahindra Ltd.	2,934	102,188
Maruti Suzuki India Ltd.	431	62,169
MRF Ltd.	6	9,745
NTPC Ltd.	15,938	62,263
Oil & Natural Gas Corp. Ltd.	12,127	33,972
Power Finance Corp. Ltd.	3,270	15,548
REC Ltd.	4,234	19,968
Samvardhana Motherson International Ltd.	8,550	15,313
Shriram Finance Ltd.	2,737	20,482
State Bank of India	5,739	54,563
Sun Pharmaceutical Industries Ltd.	3,640	71,460
Tata Motors Ltd.	5,865	49,379
Tata Steel Ltd.	16,148	30,479
Tech Mahindra Ltd.	1,472	27,092
Union Bank of India Ltd.	12,622	21,681
Vedanta Ltd.	2,123	10,829
Wipro Ltd.	7,336	21,433
		1,239,209
Indonesia — 2.2%
Alamtri Resources Indonesia Tbk PT	34,900	4,713
Astra International Tbk PT	127,900	38,032
Bank Mandiri Persero Tbk PT	55,900	18,162
Bank Negara Indonesia Persero Tbk PT	24,100	6,647
Charoen Pokphand Indonesia Tbk PT	32,600	9,688
Indofood Sukses Makmur Tbk PT	19,200	9,268
Kalbe Farma Tbk PT	79,200	7,357
Telkom Indonesia Persero Tbk PT	392,000	67,766
United Tractors Tbk PT	7,600	10,464
		172,097
Kuwait — 0.2%
Mobile Telecommunications Co. KSCP	10,940	17,009
Malaysia — 1.0%
AMMB Holdings Bhd	4,000	4,923
CIMB Group Holdings Bhd	13,100	21,339
Genting Bhd	7,900	5,570
IOI Corp. Bhd	9,300	7,857
Kuala Lumpur Kepong Bhd	900	4,119
MISC Bhd	5,600	9,891
PPB Group Bhd	4,900	12,966
RHB Bank Bhd	4,000	6,045
Sime Darby Bhd	17,200	6,864
		79,574
Mexico — 3.5%
Alfa SAB de CV, Class A	11,699	9,138
America Movil SAB de CV, Series B, Class B	109,660	92,665
Arca Continental SAB de CV	3,200	35,186
Cemex SAB de CV, NVS	52,788	36,143
Coca-Cola Femsa SAB de CV	3,800	36,092
Gruma SAB de CV, Class B	1,062	20,013
Grupo Mexico SAB de CV, Series B, Class B	5,867	32,166
Promotora y Operadora de Infraestructura SAB de CV	824	9,251
		270,654
Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR	195	2,921
Security	Shares	Value
Philippines — 0.4%
Ayala Corp.	1,220	$12,690
Metropolitan Bank & Trust Co.	6,500	8,569
PLDT Inc.	285	6,219
		27,478
Poland — 1.0%
Bank Polska Kasa Opieki SA	322	15,873
KGHM Polska Miedz SA	392	12,846
ORLEN SA	1,768	34,741
PGE Polska Grupa Energetyczna SA(a)	7,254	18,104
		81,564
Qatar — 0.4%
Commercial Bank PSQC (The)	4,205	5,307
Industries Qatar QSC	2,930	9,516
Ooredoo QPSC	4,792	16,266
		31,089
Saudi Arabia — 4.4%
Almarai Co. JSC	1,417	19,370
Arab National Bank	2,129	12,281
Banque Saudi Fransi	2,156	9,911
Etihad Etisalat Co.	1,045	16,601
Jarir Marketing Co.	2,574	8,823
SABIC Agri-Nutrients Co.	309	7,891
Saudi Awwal Bank	2,396	21,545
Saudi Basic Industries Corp.	1,750	25,982
Saudi Electricity Co.	1,949	7,345
Saudi National Bank (The)	8,988	83,060
Saudi Telecom Co.	11,911	132,906
		345,715
South Africa — 4.2%
Absa Group Ltd.	1,634	15,759
Aspen Pharmacare Holdings Ltd.	2,088	14,067
Impala Platinum Holdings Ltd.(a)	1,689	12,142
MTN Group Ltd.	7,321	50,958
Naspers Ltd., Class N	447	128,440
Nedbank Group Ltd.	1,624	23,074
Old Mutual Ltd.	16,049	10,415
Pepkor Holdings Ltd.(b)	8,039	13,064
Reinet Investments SCA	481	13,033
Remgro Ltd.	1,710	15,165
Sasol Ltd.(a)	1,946	8,782
Vodacom Group Ltd.	2,481	19,034
		323,933
South Korea — 11.5%
DB Insurance Co. Ltd.	242	17,637
Hana Financial Group Inc.	1,006	52,910
Hankook Tire & Technology Co. Ltd.	416	11,602
Hyundai Mobis Co. Ltd.	329	60,311
Hyundai Motor Co.	494	66,214
Industrial Bank of Korea	1,495	17,033
Kia Corp.	1,196	77,349
Korea Electric Power Corp.	885	19,355
Korea Investment Holdings Co. Ltd.	146	11,412
LG Corp.	408	20,959
LG H&H Co. Ltd.	26	6,130
LG Innotek Co. Ltd.	141	14,777
LG Uplus Corp.	1,555	14,405
POSCO Holdings Inc.	183	33,152
Samsung SDI Co. Ltd.	230	28,121
SK Hynix Inc.	2,395	353,289
SK Inc.	229	27,116
SK Square Co. Ltd.(a)	441	36,476

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Woori Financial Group Inc.	2,072	$28,912
		897,160
Taiwan — 14.1%
Acer Inc.	5,000	5,723
ASE Technology Holding Co. Ltd.	11,000	50,048
Asustek Computer Inc.	3,000	61,679
AUO Corp.	11,000	4,674
Catcher Technology Co. Ltd.	5,000	34,743
Cathay Financial Holding Co. Ltd.	25,000	49,455
Chailease Holding Co. Ltd.	1,000	4,017
Compal Electronics Inc.	20,000	18,955
Elite Material Co. Ltd.	1,000	24,563
Eva Airways Corp.	5,000	6,755
Evergreen Marine Corp. Taiwan Ltd.	7,000	56,553
Far Eastern New Century Corp.	5,000	5,443
Formosa Chemicals & Fibre Corp.	10,000	7,922
Formosa Plastics Corp.	5,000	5,754
Gigabyte Technology Co. Ltd.	2,000	18,001
Globalwafers Co. Ltd.	2,000	20,720
Hon Hai Precision Industry Co. Ltd.	45,000	229,169
Innolux Corp.	25,000	10,041
Inventec Corp.	5,000	6,923
KGI Financial Holding Co. Ltd.	56,000	31,995
Lite-On Technology Corp.	10,000	33,409
Micro-Star International Co. Ltd.	5,000	23,467
Nan Ya Plastics Corp.	5,000	4,741
Novatek Microelectronics Corp.	2,000	34,061
Pegatron Corp.	10,000	27,664
Pou Chen Corp.	5,000	5,158
Quanta Computer Inc.	10,000	88,464
Shin Kong Financial Holding Co. Ltd.(a)	55,000	21,975
Synnex Technology International Corp.	2,000	4,719
TCC Group Holdings Co. Ltd.	5,000	4,880
Unimicron Technology Corp.	3,000	10,386
United Microelectronics Corp.	46,000	70,827
Wan Hai Lines Ltd.	3,000	10,731
Wistron Corp.	5,000	19,054
WPG Holdings Ltd.	5,000	11,644
Yageo Corp.	2,000	32,066
Yang Ming Marine Transport Corp.	10,000	26,308
Zhen Ding Technology Holding Ltd.	5,000	16,969
		1,099,656
Thailand — 1.2%
Charoen Pokphand Foods PCL, NVDR	29,900	22,284
Kasikornbank PCL, NVDR	2,700	12,664
Krung Thai Bank PCL, NVDR	13,000	8,780
Security	Shares	Value
Thailand (continued)
PTT Exploration & Production PCL, NVDR	4,400	$13,111
PTT PCL, NVDR	16,600	15,028
SCB X PCL, NVDR	3,500	12,632
Siam Cement PCL (The), NVDR	1,600	8,071
		92,570
Turkey — 0.7%
Akbank TAS	10,931	14,215
Turk Hava Yollari AO(a)	3,482	24,288
Turkiye Is Bankasi AS, Class C	25,801	7,079
Yapi ve Kredi Bankasi A/S(a)	12,174	7,910
		53,492
United Arab Emirates — 1.7%
Aldar Properties PJSC	8,614	19,473
Emaar Properties PJSC	20,610	73,803
Emirates NBD Bank PJSC	6,165	37,598
		130,874
Total Common Stocks — 97.1% (Cost: $7,200,209)		7,565,835
Preferred Stocks
Brazil — 1.2%
Centrais Eletricas Brasileiras SA, Preference Shares, NVS	682	5,601
Gerdau SA, Preference Shares, NVS	4,791	12,774
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	13,532	73,108
		91,483
South Korea — 1.6%
Hyundai Motor Co.
Preference Shares, NVS	89	9,524
Series 2, Preference Shares, NVS	144	15,388
Samsung Electronics Co. Ltd., Preference Shares, NVS	2,991	99,684
		124,596
Total Preferred Stocks — 2.8% (Cost: $260,386)		216,079
Total Investments — 99.9% (Cost: $7,460,595)		7,781,914
Other Assets Less Liabilities — 0.1%		10,401
Net Assets — 100.0%		$7,792,315

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Value Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/04/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	$—	$4 (c)	$—	$(4)	$—	$—	—	$1	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	—	0 (c)	—	—	—	—	—	8	—
				$(4)	$—	$—		$9	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$829,939	$6,735,896	$—	$7,565,835
Preferred Stocks	91,483	124,596	—	216,079
	$921,422	$6,860,492	$—	$7,781,914

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company